UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2009 Date of Reporting Period: 06/30/2008

Item 1. Schedule of Investments.

	Nicholas Fund, Inc.
Schedule of Investments (unaudited)
	June 30, 2008

		VAULE
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COMMON STOCKS - 94.46%
	Consumer Discretionary - Auto & Components -
	0.92%
500,000	Johnson Controls, Inc.	$ 14,340,000
		--------------

	Consumer Discretionary - Consumer Durables &
	Apparel - 2.59%
650,000	Fortune Brands, Inc.	40,566,500
		--------------

	Consumer Discretionary - Consumer Services -
	1.08%
451,300	DineEquity, Inc.	16,860,568
		--------------

	Consumer Discretionary - Hotels, Restaurants
	& Leisure - 3.96%
1,154,037	California Pizza Kitchen, Inc. *	12,913,674
1,400,000	Yum! Brands, Inc.	49,126,000
		--------------
		62,039,674
		--------------

	Consumer Discretionary - Retail - 7.20%
500,000	Best Buy Co., Inc.	19,800,000
330,000	Jos. A. Bank Clothiers, Inc. *	8,827,500
650,000	Kohl's Corporation *	26,026,000
2,050,000	O'Reilly Automotive, Inc. *	45,817,500
450,000	Penske Automotive Group, Inc.	6,633,000
864,100	Sally Beauty Company, Inc. *	5,582,086
		--------------
		112,686,086
		--------------

	Consumer Staples - Food & Staple Retail -
	3.01%
1,450,000	Walgreen Co.	47,139,500
		--------------

Consumer Staples - Food, Beverage & Tobacco -
	3.05%
2,404,800	Constellation Brands, Inc. - Class A *	47,759,328
		--------------

	Consumer Staples - Household & Personal
	Products - 0.57%
250,000	Avon Products, Inc.	9,005,000
		--------------

	Energy - 11.54%
400,000	Apache Corporation	55,600,000
50,000	Bristow Group Inc. *	2,474,500
50,000	Chesapeake Energy Corporation	3,298,000
681,300	Inergy, L.P.	17,727,426
230,000	Kayne Anderson Energy Development Company	5,278,500
700,000	Kayne Anderson Energy Total Return Fund, Inc.	20,426,000
700,000	Kayne Anderson MLP Investment Company	19,208,000
1,029,036	Kinder Morgan Management, LLC *	55,413,572
50,000	McMoRan Exploration Co. *	1,376,000
		--------------
		180,801,998
		--------------

	Financials - Banks - 3.55%
728,040	Bank Mutual Corporation	7,309,522
2,054,126	Marshall & Ilsley Corporation	31,489,752
2,742,975	MGIC Investment Corporation	16,759,577
		--------------
		55,558,851
		--------------

	Financials - Diversified - 7.70%
900,000	Affiliated Managers Group, Inc. *	81,054,000
800,000	American Express Company	30,136,000
200,000	Leucadia National Corporation	9,388,000
		--------------
		120,578,000
		--------------

	Financials - Insurance - 8.06%
720	Berkshire Hathaway Inc. - Class A *	86,940,000
600,000	Loews Corporation	28,140,000
330,000	Philadelphia Consolidated Holding Corp. *	11,210,100
		--------------
		126,290,100
		--------------

	Health Care - Equipment - 1.55%
507,500	Covidien Ltd.	24,304,175
		--------------

	Health Care - Pharmaceuticals &
	Biotechnology - 5.08%
550,000	Gilead Sciences, Inc. *	29,122,500
905,688	Thermo Fisher Scientific Inc. *	50,473,992
		--------------
		79,596,492
		--------------

	Health Care - Services - 7.33%
731,087	Cardinal Health, Inc.	37,709,467
1,100,000	DaVita, Inc. *	58,443,000
670,000	VCA Antech, Inc. *	18,612,600
		--------------
		114,765,067
		--------------

	Industrials - Capital Goods - 12.88%
1,150,000	Brady Corporation	39,709,500
450,000	Chicago Bridge & Iron Company N.V.	17,919,000
100,000	EMCOR Group, Inc. *	2,853,000
507,300	General Dynamics Corporation	42,714,660
300,000	Lincoln Electric Holdings, Inc .	23,610,000
1,310,600	Oshkosh Truck Corporation	27,116,314
425,000	W.W. Grainger, Inc.	34,765,000
365,000	Woodward Governor Company	13,015,900
		--------------
		201,703,374
		--------------

Industrials - Commercial Services & Supplies -
	3.27%
500,000	Copart, Inc. *	21,410,000
354,200	Manpower Inc.	20,628,608
250,000	United Stationers Inc. *	9,237,500
		--------------
		51,276,108
		--------------

	Industrials - Transportation - 1.20%
700,000	Heartland Express, Inc.	10,437,000
250,000	J.B. Hunt Transport Services, Inc.	8,320,000
		--------------
		18,757,000
		--------------

	Information Technology - Hardware &
	Equipment - 2.78%
1,250,000	Dell Inc. *	27,350,000
100,000	Mettler-Toledo International Inc. *	9,486,000
250,000	ScanSource, Inc. *	6,690,000
		--------------
		43,526,000
		--------------

Information Technology - Software & Services -
	3.38%
785,000	Fiserv, Inc. *	35,615,450
450,000	Hewitt Associates, Inc. *	17,248,500
		--------------
		52,863,950
		--------------

	Materials - 3.76%
1,000,000	Bemis Company, Inc.	22,420,000
800,200	Stepan Company	36,505,124
		--------------
		58,925,124
		--------------
TOTAL Common Stocks	(COST: $ 1,158,431,434)	1,479,342,895
		--------------

SHORT-TERM INVESTMENTS - 4.83%
	Commercial Paper - 4.58%
$ 945,000	Dow Chemical Company 07/01/08, 3.00%	945,000
3,250,000	R.R. Donnelley & Sons Company 07/02/08, 3.00%	3,249,729
950,000	Sara Lee Corporation 07/02/08, 2.75%	949,927
3,350,000	Starbucks Corporation 07/02/08, 2.90%	3,349,730
2,885,000	Starbucks Corporation 07/03/08, 2.80%	2,884,551
5,000,000	Dow Chemical Company 07/07/08, 3.15%	4,997,375
1,710,000	Starbucks Corporation 07/07/08, 2.90%	1,709,174
4,250,000	Wisconsin Energy Corporation 07/08/08, 2.90%	4,247,603
6,500,000	Fortune Brands, Inc. 07/09/08, 2.80%	6,495,956
5,295,000	Diageo Capital plc 07/10/08, 2.78%	5,291,320
1,050,000	General Mills, Inc. 07/11/08, 2.78%	1,049,189
5,000,000	Altria Group, Inc. 07/14/08, 2.70%	4,995,125
4,500,000	Alcoa Inc. 07/15/08, 2.90%	4,494,925
3,000,000	Altria Group, Inc. 07/16/08, 2.95%	2,996,313
5,000,000	Verizon Communications Inc. 07/17/08, 2.50%	4,994,444
5,000,000	General Mills, Inc. 07/18/08, 2.90%	4,993,153
3,250,000	Altria Group, Inc. 07/21/08, 2.85%	3,244,854

3,150,000	ITT Corporation 07/22/08, 2.87%	3,144,726
1,725,000	ITT Corporation 07/24/08, 2.87%	1,721,837
3,000,000	H.J. Heinz Finance Company 07/30/08, 2.85%	2,993,113
3,000,000	Wisconsin Energy Corporation 07/30/08, 2.90%	2,992,992
		--------------
		71,741,036
		--------------
	Variable Rate Security - 0.25%
3,911,436	Wisconsin Corporate Central Credit Union
	07/01/08, 2.15%	3,911,436
		--------------

TOTAL Short-term Investments	(COST: $ 75,652,472)	75,652,472
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TOTAL SECURITY HOLDINGS -	99.29%	1,554,995,367
		--------------

OTHER ASSETS, NET OF LIABILITIES - 0.71%		11,123,240
		--------------
TOTAL NET ASSETS		$1,566,118,607
		--------------
		--------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2008, investment cost for federal tax purposes was $1,236,776,680 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 480,114,870
Unrealized depreciation	(161,896,183)
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Net unrealized appreciation	$ 318,218,687
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,479,342,895	$ --
Level 2 - Other Significant Observable Inputs	75,652,472	--
Level 3 - Significant Unobservable Inputs	--	--
	--------------	--------------
Total	$1,544,995,367	$ --
	--------------	--------------
	--------------	--------------

*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/27/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/27/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/27/2008